Income taxes (Details 4) - INR (₨) ₨ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		₨ 10,292	₨ 11,939	₨ 3,558
Inventory [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		3,997	3,216
Minimum Alternate Tax [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset	[1]	4,748	6,246
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		569	369
Operating and other tax loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		2,593	3,399
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		1,404	1,448
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		(2,547)	(2,361)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		(283)	(477)
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax (liability) asset		₨ (189)	₨ 99

[1]	As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT”) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT computed under section 115JB of the Tax Act. If in any year the Company pays a MAT, then it is entitled to claim credit of the MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated.